Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Net loss	$ (2,257)	$ (5,263)	$ (3,992)
Other comprehensive income (loss):
Foreign currency translation adjustments	(288)	42	(28)
Total other comprehensive income	(288)	42	(28)
Comprehensive loss	$ (2,545)	$ (5,221)	$ (4,020)